COMMITMENTS AND CONTINGENCIES - 10-K (Tables)	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of Self-Insurance Liabilities
The following table represents activity in the Company’s PLGL self- insurance liabilities as of and for the years ended December 31, 2023 and 2022:

Amount
Balance January 1, 2022	$70,491
Current year expense	40,964
Claims paid	(28,914)
Change in obligations covered by unrelated insurer	31,247
Remeasurement of Plum Assumed Liabilities (Note 15)	24,339
Balance December 31, 2022	$138,127
Current year expense	106,107
Claims paid	(73,385)
Change in obligations covered by unrelated insurer	(7,873)
Balance December 31, 2023	$162,976